Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Discloure of Significant Accounting Policies
Description of accounting policy for basis of preparation [text block]
a) Basis of preparation

Consolidated financial statements of the Company for the years ended
December 31, 2017,
2018
and
2019
(the “Consolidated Financial Statements”) have been prepared under the responsibility of the management of the Company in accordance with the underlying assumptions of going concern as the Company’s loss-making situation is explained by the innovative nature of the products developed, therefore involving a multi-year research and development phase.

The general accounting conventions were applied in compliance with the principle of prudence, in accordance with the underlying assumptions namely (i) going concern, (ii) permanence of accounting methods from one
year to the next and (iii) independence of financial years, and in conformity with the general rules for the preparation and presentation of consolidated financial statements in accordance with IFRS, as defined below.

Except for share data and per share amounts, the Consolidated Financial Statements are presented in thousands of euro. Amounts are rounded up or down to the nearest whole number for the calculation of certain financial data and other information contained in these accounts. Accordingly, the total amounts presented in certain tables may
not
be the exact sum of the preceding figures

Description of Statement of compliance [text block]
b) Statement of compliance

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“
IFRS
”) as issued by the International Accounting Standard Board (“
IASB
”) and were approved and authorized for issuance by the Board of Directors of the Company on
March 9, 2020.

Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation
No.
1606/2002
of
July 19, 2002,
the Consolidated Financial Statements of the Company
for the years ended
December 31, 2017,
2018
and
2019
are also prepared in accordance with IFRS, as adopted by the European Union (EU).
For the years ended
December 31, 2017,
2018
and
2019
, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.

IFRS include International Financial Reporting Standards (IFRS), International Accounting Standards (“
IAS
”), as well as the interpretations issued by the Standing Interpretations Committee (“
SIC
”), and the International Financial Reporting Interpretations Committee (“
IFRIC
”). The main accounting methods used to prepare the
Consolidated
Financial Statements are described below. These methods were used for all periods presented.

Description of accounting policy for new IFRS releases [text block]
c) Recently issued accounting standards and interpretations

Application of the following new and amended standards was mandatory for the first
time for the financial period beginning on
January
1,
2018
and, as such, they have been adopted by the Company:

•	IFRS 9, which supersedes IAS 39; and
•	IFRS 15, which supersedes IAS 11, IAS 18 and the corresponding interpretations (IFRIC 13, IFRIC 15, IFRIC 18 and SIC 31 ).

Application of the following new and amended standards is mandatory for the first
time for the financial period beginning on
January
1,
2019
and, as such, they have been adopted by the Company:

•	IFRS 16 “Leases”, which supersedes IAS 17 and the corresponding interpretations (IFRIC 4, SIC 15 and SIC 27 ).
•	Amendments to IAS 19 “Employee benefits—Plan Amendment, Curtailment or Settlement”, mandatory for annual periods beginning on or after January 1, 2019.
•	Amendments to IAS 28 regarding “Long-term interests in associates and Joint-Ventures”.
•	Amendments to IFRS 9 “Financial instruments—Prepayment features with negative compensation”.
•	IFRIC 23 “Uncertainty over income tax treatments”.
•	Annual improvements of the cycle 2015 - 2017 (amendments to IAS 12, IAS 23, IFRS 3 and IFRS 11 ).

Those standards and interpretations have
no
impact on the Consolidated Financial statements, except as noted below following IFRS
9,
IFRS
15
and IFRS
16
application.

New standards, amendments to existing standards and subsequent interpretations have been published but are not
applicable in
2019.

•	IFRS 17 "Insurance Contracts", published on May 18, 2017 and which will come into force on January 1, 2021.
•	Amendment to IFRS 3 "Definition of a business", published on October 22, 2018 and applicable from January 1, 2020.
•	Amendments to IAS 1 and IAS 8 relating to the modification of the definition of the term “significant”, published on October 31, 2018 and applicable on January 1, 2020.
•	Modification of references to the Conceptual Framework in IFRS standards, applicable from January 1, 2020.

The Company has
not
early adopted these new accounting standards, amendments and interpretations. These new accounting standards, amendments and interpretations will not
have significant impact on our financial statements.

d) Adoption of IFRS
15

IFRS
15
Revenue from contracts with customers
, or IFRS
15,
which supersedes IAS
11
Construction contracts
, or IAS
11,
and IAS
18
Revenue
, or IAS
18,
came into effect on
January
1,
2018.
The amended accounting policy applied to revenue is presented in Note
2.ss.

The Company decided to apply the modified retrospective approach without any of the practical expedients allowed by IFRS
15.
According to this approach, the comparative information is
not
restated and the cumulative impact of the
first
application is presented as an adjustment of the opening equity of the year of first
application. The modified retrospective approach does
not
present comparative information, but requires a comparison for the first
application year of each financial statement line item affected by the application of this standard as compared to IAS
11,
IAS
18
and related interpretations that were in effect before the change. This comparison is presented below.
The impact of the adoption of IFRS
15
is limited to the accounting treatment of the contributions paid by the Company pursuant to its co-financing under the collaboration agreement with AstraZeneca related to monalizumab. Until
December
31,
2017,
under IAS
18,
the Company’s co-financing share of R&D expenses incurred by AstraZeneca were recognized as R&D expenses.

In the context of the collaboration agreement with AstraZeneca, the Company and AstraZeneca make quarterly-cost sharing payments to one
another to ensure that each party co-finances the R&D performed by AstraZeneca. Consequently, under IFRS
15,
amounts due to the partner:

•	Are
no
longer recognized as R&D expenses, but are recorded as a reduction of the transaction price recorded as revenue following the identified performance obligation under the collaboration agreement; and
•	Are classified in collaboration liability in the consolidated statement of financial position (instead of a classification in deferred revenue under IAS 18 ).

When a collaboration liability is denominated in a foreign currency, which is the case in the context of this AstraZeneca agreement, it is translated at each reporting date with the appropriate exchange rate, resulting in foreign exchange gains or losses recorded in the consolidated statement of income (loss).

Application of IFRS
15
generated a deferred tax liability of
€3,098
 thousand as of
January
1,
2018.
The Company recorded a deferred tax asset equaling the amount of deferred tax liability as of
January
1,
2018
as a result of tax losses carryforward.

The impact of the
first
adoption of IFRS
15
on the statement of financial position and the consolidated statement of income (loss) as of
January
1,
2018
are presented below:

(amounts in thousands of euro)	December 31, 2017 as published	IFRS 15 restatement	January 1, 2018 restated
ASSETS
Non-current assets
Deferred tax assets	-	3,098	3,098
Total non-current assets	117,501	3,098	120,599
Total current assets	137,521	-	137,521
TOTAL ASSETS	255,023	3,098	258,121

LIABILITIES AND SHAREHOLDERS'S EQUITY
Shareholder's Equity
Reserves	(103,595)	13,488	(90,107)
Total shareholders’ equity	85,956	13,488	99,444
Non-current liabilities
Collaboration liabilities—non-current portion	-	17,314	17,314
Deferred revenue—non-current portion	87,005	(25,246)	61,759
Deferred tax liabilities	-	3,098	3,098
Total non-current liabilities	95,158	(4,834)	90,324
Current liabilities
Trade payables and others	24,657	(5,156)	19,501
Collaboration liabilities—current portion	-	27,437	27,437
Deferred revenue—current portion	47,909	(27,837)	20,072
Total current liabilities	73,909	(5,556)	68,353
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY	255,023	3,098	258,121

(amounts in thousands of euro)	As of December 31, 2018 as published	IFRS 15 impact	As of December 31, 2018, excluding IFRS 15 impacts
ASSETS
Non-current assets
Deferred tax assets	1,561	(1,561)	-
Total non-current assets	131,574	(1,561)	130,013
Total current assets	319,643	-	319,643
TOTAL ASSETS	451,216	(1,561)	449,655

LIABILITIES AND SHAREHOLDERS'S EQUITY
Shareholder's Equity
Retained earnings	(138,939)	(13,488)	(152,427)
Net result	3,049	7,349	10,398
Total shareholders’ equity	167,240	(6,139)	161,101
Non-current liabilities
Collaboration liabilities—non-current portion	10,669	(10,669)	-
Deferred revenue—non-current portion	68,098	7,958	76,056
Deferred tax liabilities	1,561	(1,561)	-
Total non-current liabilities	87,238	(4,272)	82,966
Current liabilities
Trade payables and others	91,655	3,382	95,037
Collaboration liabilities—current portion	20,987	(20,987)	-
Deferred revenue—current portion	82,096	26,455	108,551
Total current liabilities	196,737	8,850	205,587
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY	451,216	(1,561)	449,655

(amounts in thousands of euro)	Year ended December 31, 2018 as published	IFRS 15	Year ended December 31, 2018, excluding IFRS 15 impact
Revenue from collaboration and licensing agreements	79,892	21,033	100,925
Government financing for research expenditures	14,060	-	14,060
Revenue and other income	93,952	21,033	114,985
Research and development expenses	(69,555)	(15,542)	(85,097)
Selling, general and administrative expenses	(18,142)	-	(18,142)
Operating expenses	(87,697)	(15,542)	(103,239)
Net income (loss) from distribution agreements	(1,109)	-	(1,109)
Operating income	5,146	5,491	10,637
Financial income	6,002	-	6,002
Financial expenses	(8,429)	1,858	(6,571)
Net financial income (loss)	(2,427)	1,858	(569)
Net income before tax	2,718	7,349	10,067
Income tax	333	-	333
Net income	3,049	7,349	10,397
(in € per share)
Basic income per share	0.05		0.18
Diluted income per share	0.05		0.18

e) Adoption of IFRS
9

IFRS
9
Financial instruments
, or IFRS
9,
which supersedes IAS
39
Financial instruments: recognition and measurement
, or IAS
39,
came into effect on
January
1,
2018.
IFRS
9
defines new principles covering the classification and measurement of financial instruments, the recognition of impairment provisions for credit risk on financial assets and hedge accounting. The Company has applied IFRS
9
as of
January
1,
2018
by recording the cumulative impact in opening equity at this transition date.

Regarding financial instruments, IFRS
9
requires, for non-derivative financial assets, a change of name of the sub-categories of financial assets without, however, modifying the valuation principles of these assets, which remain either at fair value or amortized cost. The valuation models used by the Company remain unchanged.

The modification of the impairment principles for financial assets measured at amortized cost, which now consists of adopting an approach based on expected losses, in practice has resulted in the Company not
recognizing impairment and mainly impacts trade receivables, which were nil
as of
January
1,
2018.

The only impact of IFRS
9
on the financial statements of the Company concerns the recognition of the variance in fair value of the mutual funds. Under IAS
39,
the variance in fair value of these financial assets was recognized in other comprehensive income. Under IFRS
9,
it will be recognized in the statement of income. Following the application of the standard, the impact on the opening statement of financial position is a reclassification from the cumulated comprehensive income to retained earnings in an amount of
€653
 thousand.

The amended accounting policy applied to financial instruments is presented in Note
2.j.

f) Adoption of IFRS
16

IFRS
16
was issued in
January 2016
and it replaces IAS
17—
Leases
, IFRIC
4
“Determining whether an Arrangement contains a Lease”, SIC-
15
“Operating Leases-Incentives” and SIC-
27
“Evaluating the Substance of Transactions Involving the Legal Form of a Lease.” IFRS
16
sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS
17.
The standard includes
two
recognition exemptions for lessees—leases of “low-value” assets (e.g., personal computers) and short-term leases (including leases with a lease term of
12
months or less). At the commencement date of a lease, a lessee recognizes a liability to make lease payments, or the lease liability, and an asset representing the right to use the underlying asset during the lease term, or the right-of-use asset. Lessees are required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. The change in presentation of operating lease expenses results in a corresponding increase in cash flows from operating activities and a decrease in cash flows from financing activities.
According to the new standard, the Company determined the lease term including any lessee’s extension or termination option that is deemed reasonably certain. The assessment of such options was performed at the commencement of a lease and required judgment by the management. Measuring the lease liability at the present value of the remaining lease payments required using an appropriate discount rate in accordance with IFRS
16.
The discount rate is the interest rate implicit in the lease or if that cannot be determined, the incremental borrowing rate at the date of the lease commencement. The incremental borrowing rate can have a significant impact on the net present value of the right-of use asset and lease liability recognized and requires judgement.

Lessees remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee generally recognizes the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Following analysis carried out by the Company, the contracts impacted by this new standard mainly relate to the rental of premises.

With respect to the transition method, the Company has opted for the modified retrospective approach to contracts previously reported as leases under IAS
17
or IFRIC
4,
and, therefore, will only recognize leases on its statement of financial position as of
January
1,
2019.
Accordingly, comparative information is
not
restated and the cumulative effect of initially applying IFRS
16
is presented as an adjustment to retained earnings. As of
January 1, 2019,
the right of use is recognized as assets for their net value (as if IFRS
16
had always been applied) and the present value of the remaining payments is recognized as a liability.

The Company applies the following practical expedients as allowed by IFRS
16:

•	Apply a single discount rate to the assets with similar characteristics;
•	Use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease;
•	Exclude lease contracts for which the lease term ends within 12 months as of the date of initial application, thus considering them short-term lease contracts; and
•	Exclude leases of assets with a replacement value of less than approximately €5 thousand.

The impact of the
first
adoption of IFRS
16
on the statement of financial position as of
January
1,
2019
is presented below:

(amounts in thousands of euro)	December 31, 2018 as published	IFRS 16 restatement	January 1, 2019 restated

ASSETS
Total current assets	319,643	-	319,643
Property and equipment	10,216	1,097	11,313
Total non-current assets	131,574	1,097	132,671
TOTAL ASSETS	451,216	1,097	452,313
LIABILITIES AND SHAREHOLDERS' EQUITY
Financial liabilities - current portion	1,347	320	1,667
Total current liabilities	196,737	320	197,057
Financial liabilities - non-current portion	3,175	848	4,023
Provision - non-current portion	38	50	88
Total non-current liabilities	87,238	898	88,136
Retained earnings	(137,840)	(121)	(137,961)
Total shareholders' equity	167,240	(121)	167,119
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	451,216	1,097	452,313

The weighted average incremental borrowing rate applied by the Company to lease liabilities recognized in the consolidated financial statements as of
January
1,
2019
was
2.01%.

The reconciliation between the lease liabilities accounted for at
January
1,
2019
and the non-cancellable lease commitments disclosed as of
December
31,
2018
is as follow:

Commitments related to operating leases agreements as of December 31, 2018	769
Lease liabilities related to financial leases as of December 31, 2018	2,098
Lease extension (Building "Le Virage")	445
Discount effect	(46)
Exemption	0
Lease liabilities as of January 1, 2019	3,266

IFRS
16
application has
no
material impact on the consolidated statements of cash flows and the consolidated statements of income (loss) for the year ended
December 31, 2019.

Description of accounting policy for change in accounting policies [text block]
g) Change in accounting policies

Except for the adoption of IFRS
9
and IFRS
15
as of
January
1,
2018
and the adoption of IFRS
16
as of
January, 2019,
there has been
no
change in accounting policies for any of the years presented.

Description of accounting policy for foreign currency translation [text block]
h) Translation of transactions denominated in foreign currency

Pursuant to IAS
21
The effects of changes in foreign exchange rates
, transactions performed by consolidated entities in currencies other than their functional currency are translated at the prevailing exchange rate on the transaction date.
Trade receivables and payables and liabilities denominated in a currency other than the functional currency are translated at the period-end exchange rate. Unrealized gains and losses arising from translation are recognized in net operating income.

Foreign exchange gains and losses arising from the translation of inter-Group transactions or receivables or payables denominated in currencies other than the functional currency of the entity are recognized in the line “net financial income (loss)” of the consolidated statements of income (loss).

Foreign currency transactions are translated into the presentation currency using the following exchange rates:

	December 31, 2017		December 31, 2018		December 31, 2019
€1 EQUALS TO	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE
USD	1.1297	1.1993	1.1810	1.1450	1.1195	1.1234

Description of accounting policy for consolidation method [text block]
i) Consolidation method

The Group applies IFRS
10
Consolidated financial statements
. IFRS
10
presents a single consolidation model identifying control as the criteria for consolidating an entity. An investor controls an investee if it has the power over the entity, is exposed or has rights to variable returns from its involvement with the entity and has the ability to use its power over the entity to affect the amount of the investor’s returns. Subsidiaries are entities over which the Company exercises control. They are fully consolidated from the date the Group obtains control and are deconsolidated from the date the Group ceases to exercise control. Intercompany balances and transactions are eliminated.

Description of accounting policy for financial instruments [text block]
j) Financial instruments

Financial assets

Financial assets are initially measured at fair value plus directly attributable transaction costs in the case of instruments not
measured at fair value through profit or loss. Directly attributable transaction costs of financial assets measured at fair value through profit or loss are recorded in the consolidated statement of income (loss).

Under IFRS
9,
financial assets are classified in the following
three
categories:

•	Financial assets at amortized cost;
•	Financial assets at fair value through other comprehensive income (“FVOCI”); and
•	Financial assets at fair value through profit or loss.

The classification of financial assets depends on:

•	The characteristics of the contractual cash flows of the financial assets; and
•	The business model that the entity follows for the management of the financial asset.

Financial assets at amortized cost

Financial assets are measured at amortized cost when (i) they are not
designated as financial assets at fair value through profit or loss, (ii) they are held within a business model whose objective is to hold assets in order to collect contractual cash flows and (iii) they give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding (“SPPI” criterion). They are subsequently measured at amortized cost, determined using the effective interest method (“EIR”), less any expected impairment losses in relation to the credit risk. Interest income, exchange gains and losses, impairment losses and gains and losses arising on derecognition are all recorded in the consolidated statement of income (loss).
This category primarily includes trade receivables, as well as other loans and receivables. Long-term loans and receivables that are not
interest-bearing or that bear interest at a below-market rate are discounted when the amounts involved are material.

Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income is mainly comprised is composed of debt instruments whose contractual cash flows represent payments of interest or repayments of principal, and which are managed with a view to collecting cash flows and selling the asset. Gains and losses arising from changes in fair value are recognized in equity within the statement of comprehensive income in the period in which they occur. When such assets are derecognized, the cumulative gains and losses previously recognized in equity are reclassified to profit or loss for the period within the line items Financial income or Financial expenses. The Company did not
hold this type of instrument as of
January
1,
2019
or as of
December
31,
2019.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss is comprised of:

•	financial assets that are not part of the above categories; and
•	instruments that management has designated as “fair value through profit or loss” on initial recognition.

Gains and losses arising from changes in fair value are recognized in profit or loss within the line items financial income or financial expenses.

Impairment of financial assets measured at amortized cost

The main assets involved are trade receivables and others. Trade receivables are recognized when the Company has an unconditional right to payment by the customer. Impairment losses on trade receivables and others are estimated using the expected loss method, in order to take account of the risk of payment default throughout the lifetime of the receivables. The expected credit loss is estimated collectively for all accounts receivable at each reporting date using an average expected loss rate, determined primarily on the basis of historical credit loss rates. However, that average expected loss rate may
be adjusted if there are indications of a likely significant increase in credit risk. If a receivable is subject to a known credit risk, a specific impairment loss is recognized for that receivable. The amount of expected losses is recognized in the balance sheet as a reduction in the gross amount of accounts receivable. Impairment losses on accounts receivable are recognized within Operating expenses in the consolidated statement of income (loss).

Financial liabilities

Financial liabilities comprise deferred revenue, collaboration liabilities, loans and trade and other payables.
Financial liabilities are initially recognized on the transaction date, which is the date that the Company becomes a party to the contractual provisions of the instrument. They are derecognized when the Company’s contractual obligations are discharged, cancelled or expire.

Loans are initially measured at fair value of the consideration received, net of directly attributable transaction costs. Subsequently, they are measured at amortized cost using the EIR method. All costs related to the issuance of loans, and all differences between the issuance proceeds net of transaction costs and the value on redemption, are recognized within financial expenses in the consolidated statement of income (loss) over the term of the debt using the EIR method.

Other financial liabilities include trade accounts payable, which are measured at fair value (which in most cases equates to face value) on initial recognition, and subsequently at amortized cost.

Cash and cash equivalents

Cash equivalents are short-term, highly liquid investments, that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Cash and cash equivalents comprise the cash that is held at the bank and petty cash as well as the short-term fixed deposits for which the maturity is less than three
months.

For the purpose of establishing the statement of cash flows, cash and cash equivalents include cash in hand, demand deposits and short fixed-term deposits with banks and short-term highly liquid investments with original maturities of three
months or less, net of bank overdrafts.

Cash and cash equivalents are initially recognized at their purchase costs on the transaction date, and are subsequently measured at fair value. Changes in fair value are recognized in profit or loss.

Fair value of financial instruments

Under IFRS
13
Fair value measurement
and IFRS
7
Financial instruments: disclosures
, or IFRS
7,
fair value measurements must be classified using a hierarchy based on the inputs used to measure the fair value of the instrument. This hierarchy has three
levels:

•	level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;
•	level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market; and
•	level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.

Description of accounting policy for intangible assets other than goodwill [text block]
k) Intangible assets

Research and development (R&D) expenses

In accordance with IAS
38
Intangible assets
, or IAS
38,
expenses on research activities are recognized as an expense in the period in which it is incurred.

An internally generated intangible asset arising from the Company’s development activities is recognized only if all of the following conditions are met:

•	Technically feasible to complete the intangible asset so that it will be available for use or sale;
•	The Company has the intention to complete the intangible assets and use or sell it;
•	The Company has the ability to use or sell the intangible assets;
•	The intangible asset will generate probable future economic benefits, or indicate the existence of a market;
•	Adequate technical, financial and other resources to complete the development are available; and
•	The Company is able to measure reliably the expenditure attributable to the intangible asset during its development.

Because of the risks and uncertainties related to regulatory approval, the R&D process and the availability of technical, financial and human resources necessary to complete the development phases of the product candidates, the six
criteria for capitalization are usually considered
not
to have been met until the product candidate has obtained marketing approval from the regulatory authorities. Consequently, internally generated development expenses arising before marketing approval has been obtained, mainly the cost of clinical trials, are generally expensed as incurred within Research and development expenses.

However, some clinical trials, for example those undertaken to obtain a geographical extension for a molecule that has already obtained marketing approval in a major market, may
in certain circumstances meet the
six
capitalization criteria under IAS
38,
in which case the related expenses are recognized as an intangible asset. These related costs are capitalized when they are incurred and amortized on a straight line basis over their useful lives beginning when marketing approval is obtained.

Licenses

Payments for separately acquired research and development are capitalized within “Other intangible assets” provided that they meet the definition of an intangible asset: a resource that is (i) controlled by the Group, (ii) expected to provide future economic benefits for the Group and (iii) identifiable (i.e. it is either separable or arises from contractual or legal rights).

In accordance with paragraph
25
of IAS
38,
the
first
recognition criterion, relating to the likelihood of future economic benefits generated by the intangible asset, is presumed to be achieved for research and development activities when they are acquired separately.

In this context, amounts paid to
third
parties in the form of initial payments or milestone payments relating to product candidates that have not
yet obtained a regulatory approval are recognized as intangible assets. These rights are amortized on a straight-line basis:

(i)	after obtaining the regulatory approval, over their useful life; or
(ii)	after entering in an out-license collaboration agreement with a third
-party partner, over their estimated useful life. This estimated useful life takes into consideration the period of protection of the out-licensed exclusivity rights and the anticipated period over which the Company will receive the economic benefits of the asset.

Unamortized rights (before marketing authorization) are subject to impairment tests in accordance with the method defined in Note
6.

When intangible assets acquired separately are acquired through variable or conditional payments, these payments are recognized as an increase of the carrying amount of the intangible asset when they become due. Royalties due by the Company related to acquired licenses are recognized as operating expenses when the Company recognizes sales subject to royalties.
Other intangible assets

Other intangible assets consist of acquired software. Costs related to the acquisition of software licenses are recognized as assets based on the costs incurred to acquire and set up the related software. Software is amortized using the straight-line method over a period of one
to
three
years depending on the anticipated period of use.

Description of accounting policy for property, plant and equipment [text block]
l) Property and equipment

Property and equipment are carried at acquisition cost. Major renewals and improvements are capitalized while repairs and maintenance are expensed as incurred.

Property and equipment are depreciated over their estimated useful lives using the straight-line depreciation method. Leasehold improvements are depreciated over the life of the improvement or the remaining lease term, whichever is shorter.

The headquarters of the Company was split into several components (e.g., foundations, structure, electricity, heating and ventilation systems) which are depreciated over different useful lives according to the anticipated useful life of these elements.

Depreciation periods are as follows:

Buildings and improvements on buildings (years)	20	to	40
Installations (years)	5	to	20
Technical installations and equipment (years)		8
Equipment and office furniture (years)		5
Computers and IT equipment (years)		3

Description of accounting policy for impairment of assets [text block]
m) Impairment of intangible assets, property, and equipment,

The Group assesses at the end of each reporting period whether there is an indication that intangible assets, property and equipment may
be impaired. If any indication exists, the Group estimates the recoverable amount of the related asset.

Whether or
not
there is any indication of impairment, intangible assets
not
yet available for use are tested for impairment annually by comparing their carrying amount with their recoverable amount.

Pursuant to IAS
36—
Impairment of Assets
, criteria for assessing indication of loss in value
may
notably include performance levels lower than forecast, a significant change in market data or the regulatory environment, or obsolescence or physical damage of the asset not
included in the amortization/depreciation schedule. The recognition of an impairment loss alters the amortizable/depreciable amount and potentially, the amortization/depreciation schedule of the relevant asset.

Impairment losses on intangible assets, property and equipment shall be reversed subsequently if the impairment loss no
longer exists or has decreased. In such case, the recoverable amount of the asset is to be determined again so that the reversal can be quantified. The asset value after reversal of the impairment loss may
not
exceed the carrying amount net of depreciation/amortization that would have been recognized if no
impairment loss had been recognized in prior periods.

The Group does
not
have any intangible assets with an indefinite useful life. However, as explained in Note
2.kk,
the Group recognized intangible assets in progress, which will be amortized once marketing authorization is received.

Description of accounting policy for employee benefits [text block]
n) Employee benefits

Long-term pension benefits

Company employees are entitled to pension benefits required by French law:

•	Pension benefit, paid by the Company upon retirement (i.e. defined benefit plan); and
•	Pension payments from social security entities, financed by contributions from businesses and employees (i.e. defined contribution plan”).

In addition, the Company has implemented an additional, non-mandatory, pension plan (“Article
83”
), initially for the benefit of executives only. This plan was extended to the non-executive employees starting on
January
1,
2014.
This plan meets the definition of defined contribution plan and is financed through a contribution that corresponds to
2.2%
of the employee’s annual wage, with the Company paying
1.4%
and the employee paying
0.8%.

For the defined benefit plan, the costs of the pension benefit are estimated using the “projected unit credit” method. According to this method, the pension cost is accounted for in the consolidated statement of income (loss), so that it is distributed uniformly over the term of the services of the employees. The pension benefit commitments are valued using the actual present value of estimated future payments, adopting the rate of interest of long-term bonds in the private sector (i.e. Euro zone AA or higher rated corporate bonds +
10
years). The difference between the amount of the provision at the beginning of a period and at the close of that period is recognized in the consolidated statement of income (loss) for the portion representing the costs of services rendered and the net interest costs, and through other comprehensive income for the portion representing the actuarial gains and losses. The Company’s commitments under the defined benefit plan are not
covered by any plan assets.

Payments made by the Company for defined contribution plans are accounted for as expenses in the consolidated statement of income (loss) in the period in which they are incurred.

Other long-term benefits

The Company pays seniority bonuses to employees reaching
10,
15
and
20
years of seniority. These bonuses represent long-term employee benefits. Under IAS
19R
“Employee benefits”, they are recording as a defined benefit obligation in the consolidated statement of financial position, but their remeasurements is not
recognized in the consolidated statement of other comprehensive income (loss).

Other short-term benefits

An accrued expense is recorded for the amount the Company expects to pay its eligible employees in relation to services rendered during the reporting period (actual legal or implicit obligation to make to these payments on a short-term basis).

Description of accounting policy for leases [text block]
o) Leases

The Company assesses whether a contract is or contains a lease, at inception of the contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of
12
months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
The lease liability is initially measured at the present value of the lease payments that are not
paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise:

•	fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
•	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•	the amount expected to be payable by the lessee under residual value guarantees;
•	the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•	payment of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is included in the financial liabilities in the consolidated statement of financial position and is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS
37.
To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are included in the property and equipment line item in the consolidated statement of financial position.

The Company applies IAS
36
to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss.

Description of accounting policy for provisions [text block]
p) Provisions

In the course of its business, the Company could be exposed to certain risks and litigations, notably in relation to contractual arrangements. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that the Company is subject to a release of outflow representatives of economic benefits to settle the obligation and a reliable estimate of the amount of the obligation can be made. Management of the Company estimates the probability and the expected amount of a cash outflow associated with risks, together with the other information to be provided on possible liabilities. Where the Company expects a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is certain.

Description of accounting policy for issued capital [text block]
q) Capital

Ordinary shares are classified in shareholders’ equity. Costs associated with the issuance of new shares are directly accounted for in shareholders’ equity in diminution of issuance premium.

The Company’s own shares bought in the context of a brokering/liquidity agreement are presented as a reduction in shareholders’ equity until their cancellation, their reissuance or their disposal.

Description of accounting policy for share-based payment transactions [text block]
r) Share-based compensation

Since its inception, the Company has established several plans for compensation paid in equity instruments in the form of free shares (“
Attributions gratuites d’actions
,” or “AGA”), free preferred shares convertible into ordinary shares (“
Attributions gratuites d’actions de préférence convertibles en actions ordinaires
,” or “AGAP”), free performance shares (“
Attributions gratuites d’actions de performance
,” or “AGA Perf”), share subscription warrants (“
Bons de souscription d’actions
,” or “BSA”), redeemable share subscription warrants (“
Bons de Souscription et/ou d’Acquisition d’Actions Remboursables
,” or “BSAAR”), granted to its employees, executives, members of the Executive Board and scientific consultants.

Pursuant to IFRS
2—
Share-based Payment,
these awards are measured at their fair value on the date of grant. The fair value is calculated with the most relevant formula regarding the conditions and the settlement of each plan.

For share-based compensation granted to employees, executives, members of the Executive Board and scientific consultants, the Company uses the Black-Scholes and Monte Carlo approach pricing models to determine the fair value of the share-based compensation. For scientific consultants providing similar services, as the Company cannot estimate reliably the fair value of the goods or services received, it measures the value of share-based compensation and the corresponding increase in equity, indirectly, by reference to the fair value of the equity instruments granted also using the Black-Scholes option pricing model. The fair value of free shares included in the model is determined using the value of the shares at the time of their distribution.

In calculating the fair value of share-based compensation, the Company also considers the vesting period and the employee turnover weighted average probability as described in Note
14.
Other assumptions used are also detailed in Note
14.

The Company recognizes the fair value of these awards as a share-based compensation expense over the period in which the related services are received with a corresponding increase in shareholders’ equity. Share-based compensation is recognized using the straight-line method. The share compensation expense is based on awards ultimately expected to vest and is reduced by expected forfeitures.

Description of accounting policy for recognition of revenue [text block]
s) Revenue

Revenue from collaboration and license agreements

To date, the Company’s revenue results primarily from payments received in relation to research, collaboration and licensing agreements signed with pharmaceutical companies. These contracts generally provide for components such as:

•	non-refundable upfront payments upon signature;
•	payments for the exercise of the option to acquire licenses of drug candidates;
•	milestones payments triggered following stages of development (scientific results obtained by the Company or by the partner, obtaining regulatory marketing approvals);
•	payments related to the Company’s R&D activities;
•	payments triggered by the start of the commercialization of products resulting from development work or by crossing cumulative thresholds of product sales, as well as the allocation of royalties on future sales of products or a sharing of profits on sales.

Under collaboration and license agreements, the Company
may
promise its partners licenses on intellectual property, as well as research and development services. According to IFRS
15,
the Company has to determine if the promises included in the contract are distinct (therefore recognized separately as revenue) or if they have to be combined as a single performance obligation.

When promises in a collaboration and license agreement are considered as a single performance obligation, the Company has to determine if the combined performance obligation is satisfied over time or at point in time. If the combined performance obligation is satisfied over time, revenue recognition is based on the percentage of completion of the costs to be incurred. Non-refundable initial payments are deferred and recognized as revenue during the period the Company is engaged to deliver services to the customer on the basis of the corresponding costs.

When promises in a collaboration and license agreement are considered as separate performance obligations, revenue is allocated to each obligation proportionally to its transaction price, which corresponds to a price each performance obligation would have been sold in the context of a separate transaction.

In accordance with IFRS
15,
variable considerations cannot be included in the estimated transaction price as long as it not
highly probable that the related revenue will
not
be reversed in the future. According to the level of uncertainty relating to the results of preclinical and clinical trials and the decisions relating to the regulatory approvals, variable considerations depending on these events are excluded from the transaction price as long as the trigger event is not
highly probable. When the trigger event occurs, the corresponding milestone is added to the transaction price. Such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and net income (loss) in the period of adjustment.

Revenues based on royalties, completion of commercialization steps or co-sharing profit from sales are recognized when the corresponding sales of products are carried out by the partner.

When a collaboration contract grants a partner an option to acquire a licensed intellectual property (“IP”), the Company determines the date of the transfer of control over the licensed IP. Depending on the Company analysis, revenue related to the option fee will be recognized (i) when control over the licensed IP transfers (payment related to the exercise of the option being therefore considered as a variable consideration), or, (ii) deferred until the exercise of the option or its expiration period.
When an agreement only promises development services, the Company will recognize the related revenue when the costs are incurred.

Up-front and milestones payments and fees are recorded as deferred revenue upon receipt or when due, and may
require deferral of revenue recognition to a future period until the Company performs its obligations under these arrangements. Amounts due by the Company in relation to cost-sharing are recorded as collaboration liability. Amounts payable to the Company are recorded as accounts receivable when the Company’s right to consideration is unconditional.

See Note
13
for accounting description of significant agreements.

Description of accounting policy for net income (expenses) from distribution agreements [text block]
t) Net income (expenses) from distribution agreements

When product sales are made by a partner in the context of collaboration or transition agreements, the Company must determine whether it acts as agent or principal. A party is recognized as a principal when it has the ability to conduct the use of the products and to obtain all the residual economic benefits previously to the transfer of the control of the products to the customers. If the Company is a principal, sales are recognized as revenue. If the Company is an agent, it recognizes as a gain or a loss, the part of the revenue it is entitled to, which is the case under the agreement with AstraZeneca in relation to Lumoxiti (see Note
15
). Therefore, income (loss) under the agreement are recognized in the statement of income (loss) on the line item “Net income (loss) from distribution agreements”.

Description of accounting policy for government grants [text block]
u) Government financing for research expenditures

Research tax credit

The research tax credit (
Crédit d’Impôt Recherche
) (the “Research Tax Credit” or “CIR”) granted by the French tax authorities in order to encourage Companies to conduct technical and scientific research. Companies that can justify that these expenses meet the required criteria receive such grants in the form of a refundable tax credit that can be used for the payment of taxes due for the period in which the expense was incurred and for the next three
years. These grants are presented under other income, in “government financing for research expenditures” line item in the consolidated statements of income (loss), as soon as these eligible expenses were conducted.

The Company has benefited from a Research Tax Credit since its inception.

The Company received the reimbursements of the Research Tax Credits for the year
2017
and
2018,
during the year
2018
and
2019
respectively. These reimbursements were made under the European Community tax rules for small and medium sized enterprises (“SME”) in compliance with the applicable regulations in effect. Only companies that meet the definition of SME according to European Union criteria are eligible for early reimbursement of their CIR. Management ensured that the Company was a SME according to European Union criteria as of
December 31, 2017
and
2019,
and can therefore benefit from this early reimbursement. As of
December 31, 2019,
the Company
no
longer meets the eligibility criteria for this status. Thus, the CIR for the years
2019
and after will represent a receivable against the French Treasury which will in principle be offset against the French corporate income tax due by the company with respect to the three
following years. The remaining portion of tax credit
not
being offset upon expiry of such a period
may
then be refunded to the Company.

The CIR is presented under other income, in “government financing for research expenditures” line item in the consolidated statements of income (loss) as it meets the definition of government grant as defined in IAS
20

Accounting for government grants and disclosure of government assistanc
e.
Subsidies

Government grants are recognized when there is a reasonable assurance that:

•	The Company will comply with the conditions attached to the grants; and that
•	The grants will be received.

A government grant that becomes receivable as compensation for expenses or losses already incurred, or for the purpose of providing immediate financial support to the Company with no
future related costs, is recognized as other income of the period in which it becomes receivable.

Government grants to subsidize capital expenditures are presented in the statement of financial position as deferred income and are recognized as income on a straight line basis over the useful life of those assets that have been financed through the grants.

A non-repayable loan from the government is treated as a government grant when there is a reasonable assurance that the Company will meet the terms for non-repayment of the loan. When there is no
such assurance, the loan is recorded as a liability under borrowings.

Description of accounting policy for income tax [text block]
v) Income tax

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Main temporary differences are generally associated with the depreciation of property and equipment, provisions for pension benefits and tax losses carried forward and also with the deferred tax liabilities / assets generated by the application of IFRS
15
(see Note
2.dd
“Adoption of IFRS
15”
). Currently enacted tax rates are used in the determination of deferred income tax.

Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. Due to Company’s early stage of development, it is not
probable that future taxable profit will be available against which the unused tax losses can be utilized. As a consequence, deferred tax assets are recognized up to deferred tax liabilities.

Description of accounting policy for earnings per share [text block]
w) Earnings (loss) per share

In accordance with IAS
33
Earnings per share
, basic income (loss) per share is calculated by dividing the income (loss) attributable to equity holders of the Group by the weighted average number of outstanding shares for the period.

Diluted income (loss) per share is measured by dividing the income (loss) attributable to holders of equity and dilutive instruments by the weighted average number of outstanding shares and dilutive instruments for the period.

If in the calculation of diluted income (loss) per share, instruments giving deferred rights to capital such as warrants generates an antidilutive effect, then these instruments are not
taken into account.

Description of accounting policy for other comprehensive income [text block]
x
) Other comprehensive income

Items of income and expenses for the period that are recognized directly in equity are presented under “other comprehensive income.” The items mainly include :

•	Foreign currency translation gain (loss); and
•	Actuarial gains and (losses) related to defined benefit obligations.

Description of accounting policy for segment reporting [text block]
y) Segment information

For internal reporting purposes, and in order to comply with IFRS
8
Operating segments
, the Company performed an analysis of operating segments. Following this analysis, the Company considers that it operates within a single operating segment being the R&D of pharmaceutical products in order to market them in the future. All R&D activities of the Company are located in France. Key decision makers (the executive committee of the Company) monitor the Company’s performance based on the cash consumption of its activities. For these reasons, the Management of the Group considers it not
appropriate to set up separate business segments in its internal reporting.

In
2017
and
2018
and
2019,
revenue was entirely generated by
one
customer.

Description of accounting policy for accounting estimates and assumptions [text block]
z) Critical accounting estimates and assumptions

The preparation of the consolidated financial statements under IFRS requires management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, income and expenses during the reporting period. The Company bases estimates and assumptions on historical experience when available and on various factors that it believes to be reasonable under the circumstances. The Company’s actual results may
differ from these estimates under different assumptions or conditions.

These estimates and judgments involve mainly:

•
the accounting for collaboration and licensing agreements
: the revenue results primarily from payments based on several components (e.g., upfront payments, milestone payments) received in relation to research, collaboration and licensing agreements signed with pharmaceutical or other companies. When the Company is committed to perform R&D services, revenue is spread over the period the Company is engaged to deliver these services, more particularly on the basis of the Company’s inputs to the satisfaction of a performance obligation relative to the total expected inputs to the satisfaction of that performance obligation.

Milestone payments are dependent upon the achievement of certain scientific, regulatory, or commercial milestones. These variable payments are recognized when the triggering event has occurred, there are no
further contingencies or services to be provided with respect to that event, and the counterparty has no
right to refund of the payment.

The changes in estimate regarding the completion of the works and the variable consideration relating to the contracts signed with customers are described in Note
13.

•
the measurement of the subcontracting costs relating to the clinical trial costs
: the completion of the subcontracting costs related to clinical trials is based on two
allocation keys: (i) time, for the services defined as permanent and linear: completion is then measured based on total duration of the clinical trial, and/or (ii) the number of patients visits for services provided to patients: completion is then measured based on the projected number of patients visits for the clinical trial, and/or (iii) if the Company is not
sponsor of the trial, the criteria number of patients visits is replaced by the criteria number of patients: completion is then measured based on the projected number of patients for the clinical trial. For each clinical trial, these allocation keys are applied to the budget of the clinical trial.

•
the estimation of shared development costs and transition costs under the
2015
AstraZeneca monalizumab agreement and the AstraZeneca Lumoxiti in-licensing agreement
: quarterly invoices submitted by AstraZeneca under these agreements are based on estimates made by AstraZeneca management as a result of its accounting work. This implies estimates from AstraZeneca regarding the advancement of their clinical costs. AstraZeneca submits to the Company an update of their budgets which is reviewed by the Company in order to identify potential deviations. These estimates of shared development costs and transition costs have a significant impact on the Company’s operating income (loss), trade payables and collaboration liabilities.
•
the measurement of the fair value of warrants
: the measurement of the fair value of warrants granted to employees, non-employee members of the Executive Board, scientific consultants, determined on the basis of Black-Scholes option and Monte Carlo approach pricing models; these models require the use by the Company of certain calculation assumptions such as the expected volatility of the underlying share or the employee turnover weighted average rate.

•
the estimate of the recoverable amount of the acquired and under progress licenses
: impairment tests are performed on a yearly basis for the intangible assets which are not
amortized (such as intangible assets in progress). Amortizable intangible assets are tested for impairment when there is an indicator of impairment. Impairment tests involve comparing the recoverable amount of the licenses to their net book value. The recoverable amount of an asset is the higher of its fair value less costs to sell and its value in use. If the carrying amount of any asset is below its recoverable amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The main assumptions used for the impairment test include (a) the amount of cash flows that are set on the basis of the development and commercialization plans and budgets approved by Management, (b) assumptions related to the achievement of the clinical trials and the launch of the commercialization, (c) the discount rate, (d) assumptions on risk related to the development and (e) for the commercialization, selling price and volume of sales, Any change in these assumptions could lead to the recognition of an impairment charge that could have a significant impact on the Company’s consolidated financial statements.

•
the estimate of the useful life of the acquired licenses
: intangible assets are amortized on a straight line basis over their anticipated useful life. The estimated useful life is the period over which the asset provides future economic benefits. It is estimated by management and is regularly revised by taking into consideration the period of development over which it expects to receive economic benefits such as collaboration revenues, royalties, product of sales, etc. However, given the uncertainty surrounding the duration of the R&D activities for the programs in development and their likelihood to generate future economic benefits to the Company, the estimated useful life of the rights related to these programs is rarely longer than the actual development phase of the product candidate. When a program is in commercialization phases, the useful life takes into account the protection of the exclusivity rights and the anticipated period of commercialization without taking into account any extension or additional patents. The prospective amendment of the amortization plan of the monalizumab intangible asset, which is modified according to the estimate ending date of the Phase II clinical trial is described in Note
6.